Deferred Tax Credits	6 Months Ended
Jun. 30, 2026
Deferred Tax Credits [Abstract]
Deferred tax credits	Note 15. Deferred tax credits Most of the Group deferred tax credits balance relates to Swiss withholding tax charged on financial interest that is recoverable after the end of each tax year.